Note 3 - Schedule of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2016	Dec. 31, 2015
Components, spare parts	€ 4,345	€ 4,085
Work-in-progress	1,706	676
Finished goods	2,653	2,118
Total gross inventories	8,704	6,879
Less: provision for slow-moving inventory	(773)	(728)
Total	€ 7,932	€ 6,151